STOCK BASED COMPENSATION EXPENSE - Determination of fair value of stock options (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION EXPENSE
Options outstanding	5,856,563	5,984,204
Stock options
STOCK BASED COMPENSATION EXPENSE
Options outstanding		5,984,204	948,464	8,512,225
Assumptions used to compute employee stockbased compensation
Dividend yield	0.00%	0.00%
Risk-free interest rates, Minimum		1.00%
Risk-free interest rates, Maximum		4.50%
Expected volatility, Minimum		54.90%
Expected volatility, Maximum		66.40%
Stock options | Minimum
Assumptions used to compute employee stockbased compensation
Expected term	5 years	5 years
Risk-free interest rates	1.00%
Expected volatility	54.90%
Stock options | Maximum
Assumptions used to compute employee stockbased compensation
Expected term	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rates	4.50%
Expected volatility	66.40%
Time-based restricted stock units (RSUs) | 2024 Plan
STOCK BASED COMPENSATION EXPENSE
stock-based compensation cost for RSUs	$ 13.4
intrinsic value	$ 1.3